Document And Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	VUZI
Entity Registrant Name	Vuzix Corp
Entity Central Index Key	0001463972
Entity Filer Category	Smaller Reporting Company